Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (159,844)	$ (29,074)	$ (33,625)	$ (59,663)	$ (60,691)
Adjustments to reconcile net income to net cash used in operating activities:
Loss on disposal of property, plant and equipment	6	205	207	(458)	1,204
Depreciation of property, plant and equipment	14,398	11,384	16,097	14,676	12,180
Amortization of land use right and intangible assets	499	529	695	711	566
Share-based compensation	58,290
Changes in fair value of warrant liability	(1,113)
Changes in fair value of convertible notes	9,861
(Reversal) allowance of doubtful accounts	261	(861)	(240)	(4,250)	10,142
Provision for obsolete inventories	12,667	1,326	1,343	4,233	13,622
Impairment loss from property, plant and equipment	867	645	567	2,908	1,239
Product warranty	44,610	2,468	3,477	3,501	8,342
Changes in operating assets and liabilities:
Notes receivable	10,782	10,630	13,940	31,834	16,453
Accounts receivable	9,425	11,782	(3,599)	46,928	20,627
Inventories	(15,127)	6,021	13,611	10,446	7,108
Prepaid expenses and other current assets	(6,874)	(625)	(1,693)	1,424	10,696
Deferred tax assets, net					5,887
Amount due from/to related parties	(128)	1,859	1,872	(1,158)	(423)
Other non-current assets	52	(154)	(139)	280	747
Notes payable	6,868	(8,612)	(1,643)	(25,896)	(25,630)
Accounts payable	(5,944)	(2,545)	3,818	(12,880)	(28,380)
Advance from customers	(130)	(1,165)	(1,395)	2,296	579
Accrued expenses and other liabilities	(6,371)	1,981	2,256	(1,480)	213
Other non-current liabilities	2,292
Income tax payables		5	7	(81)	27
Net cash generated from/(used in) operating activities	(24,653)	5,799	15,556	13,371	(5,492)
Cash flows from investing activities
Purchases of property, plant and equipment	(40,718)	(15,375)	(18,645)	(20,260)	(29,812)
Purchase of intangible assets					(551)
Proceeds on disposal of property, plant and equipment		6	13	24	35
Purchase of short-term investments		(2,002)	(4,635)	(20,353)	(17,997)
Proceeds from maturity of short-term investments		2,946	5,593	36,635	204,373
Net cash used in investing activities	(40,718)	(14,425)	(17,674)	(3,954)	156,048
Cash flows from financing activities
Proceeds from borrowings	26,603	15,230	17,308	17,735	62,432
Repayment of loan				(14,475)
Repayment of bank borrowings	(15,665)	(17,590)	(17,815)	(71,674)	(41,913)
Loans borrowing from related parties	8,426	18,063	18,889	15,142	53,110
Repayment of related party loans	(8,426)	(18,063)	(18,889)	(15,142)	(53,110)
Merger and Private Investment in Public Equity (“PIPE”) financing	747,791
Payment for transaction fee in connection with the merger	(42,821)
Payment to exited noncontrolling interests (Note 14)	(139,038)
Issuance of convertible notes	57,500
Repurchase of Series B2 Preferred					(3,728)
Repurchase shares from exiting noncontrolling interests				(32,700)	(211,566)
Issuance of convertible bonds				48,934	24,869
Net cash (used in)/generated from financing activities	634,370	(2,360)	(507)	(52,180)	(169,906)
Effect of exchange rate changes	2,314	534	2,037	(994)	(12,623)
(Decrease) Increase in cash, cash equivalents and restricted cash	571,313	(10,452)	(588)	(43,757)	(31,973)
Cash, cash equivalents and restricted cash at beginning of the period	41,196	41,784	41,784	85,541	117,514
Cash, cash equivalents and restricted cash at end of the period	612,509	31,332	41,196	41,784	85,541
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	572,609	23,099	21,496	27,978	60,880
Restricted cash	39,900	8,233	19,700	13,806	24,661
Total cash, cash equivalents and restricted cash	$ 612,509	$ 31,332	41,196	41,784	85,541
Supplemental disclosure of cash flow information
Interest paid			1,969	2,487	2,020
Income tax paid				58	511
Non-cash investing and financing activities
Payable for redemption of noncontrolling interest			124,316	114,870	137,896
Payable for purchase of property, plant and equipment			$ 15,122	$ 23,515	$ 33,842